Acquisitions (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2010 Little New Star [Member] CNY	Jun. 30, 2010 Little New Star [Member] Trademarks [Member] CNY	Jun. 30, 2010 Little New Star [Member] Franchise Rights [Member] CNY	Jun. 30, 2010 Little New Star [Member] Noncompete Agreements [Member] CNY	Jun. 30, 2012 Wentai Education Group [Member] CNY
Cash consideration - deposit			79,866,000	1,000,000	21,582,000				4,200,000
Cash consideration					10,844,000				120,800,000
Cash consideration - other payables in fiscal 2011					20,574,000				1,000,000
Fair value of total consideration transferred					90,385,000				126,000,000
Identifiable intangible assets- Patents, trademark and licenses (Amortization period)							P15Y	P10Y	1-10 years
Indefinite Trademarks Description						Indefinite
Identifiable intangible assets - Patents, trademark and licenses						7,000,000	12,000,000	5,000,000	17,170,000
Cash and cash equivalents					6,359,000				110,619,000
Inventories					6,134,000
Other receivables			0		54,000				6,003,000
Other current assets			0		902,000				4,276,000
Property, plant and equipment, net			1,253,000		15,792,000				28,965,000
Deferred tax asset					926,000
Deferred revenue - current									(12,802,000)
Account payables					(2,140,000)
Other current liabilities			0		(3,444,000)				(12,121,000)
Advance from customers					(3,664,000)
Income tax payables					(394,000)
Short-term Debt					(7,000,000)
Long-term bank borrowings									(1,500,000)
Deferred tax liabilities					(3,737,000)				(1,812,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					33,788,000				138,798,000
Non-controlling interest									(41,639,000)
Goodwill					56,597,000				28,841,000
Total identifiable net assets					90,385,000				126,000,000
Cash consideration paid			258,000,000		10,844,000				120,800,000
Cash and cash equivalents acquired					(6,359,000)				(110,619,000)
Amount paid for acquisition	$ 0	0	0	4,485,215	4,485,000				10,181,000